SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Credit Cards	$ 40,301	$ 21,451
Refund Liability	50,121	74,384
Deferred Revenue	68,917	63,009
Payroll liabilities	9,128		6,945
Payroll tax liabilities	84	7,441	786
Accrued interest	23,243	9,417	2,697
Other liabilities	1,818
Net balance	$ 193,612	$ 175,702	$ 10,428